JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan California Municipal Money Market Fund,

JPMorgan Federal Money Market Fund and

JPMorgan New York Municipal Money Market Fund (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 405 under the 1933 Act (Amendment No. 406 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to register Premier and Reserve Shares for the JPMorgan California Municipal Money Market Fund, Capital Shares for the JPMorgan Federal Money Market Fund and Premier Shares for the JPMorgan New York Municipal Money Market Fund. If you have any questions or comments, please contact me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary